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                           AMERICAN PERFORMANCE FUNDS
                               MONEY MARKET FUNDS

                     AMERICAN PERFORMANCE U.S. TREASURY FUND
                    AMERICAN PERFORMANCE CASH MANAGEMENT FUND

                       Supplement Dated March 31, 1997 to
                       Prospectus Dated December 16, 1996


     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     BancOklahoma Trust Company ("BOTC"), the investment adviser to the Money Market Funds, has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK will serve as investment adviser to the Money Market Funds on the same terms and at the same fees as BOTC.


     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.



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                           AMERICAN PERFORMANCE FUNDS
                             EQUITY INVESTMENT FUNDS

                        AMERICAN PERFORMANCE EQUITY FUND
                   AMERICAN PERFORMANCE AGGRESSIVE GROWTH FUND
                       AMERICAN PERFORMANCE BALANCED FUND

                       Supplement Dated March 31, 1997 to
                       Prospectus Dated December 16, 1996


     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     BancOklahoma Trust Company ("BOTC"), the investment adviser to the Equity Investment Funds, has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK will serve as investment adviser to the Equity Investment Funds on the same terms and at the same fees as BOTC.


     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.



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                           AMERICAN PERFORMANCE FUNDS
                              BOND INVESTMENT FUNDS

                         AMERICAN PERFORMANCE BOND FUND
                   AMERICAN PERFORMANCE INTERMEDIATE BOND FUND
              AMERICAN PERFORMANCE INTERMEDIATE TAX-FREE BOND FUND
                   AMERICAN PERFORMANCE SHORT-TERM INCOME FUND

                       Supplement Dated March 31, 1997 to
                       Prospectus Dated December 16, 1996


     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     BancOklahoma Trust Company ("BOTC"), the investment adviser to the Bond Investment Funds, has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK will serve as investment adviser to the Bond Investment Funds on the same terms and at the same fees as BOTC.


     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.



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                           AMERICAN PERFORMANCE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                       Supplement Dated March 31, 1997 to
           Statement of Additional Information Dated December 16, 1996


     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Statement of Additional Information.

     BancOklahoma Trust Company ("BOTC"), the investment adviser to the Money Market Funds, the Equity Investment Funds, and the Bond Investment Funds has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK will serve as investment adviser to the Money Market Funds, the Equity Investment Funds, and the Bond Investment Funds on the same terms and at the same fees as BOTC.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.